Financial risk management - Movements on provision for impairment (Details) - Trade receivables - Accumulated impairment - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Movements on the provision for impairment of trade receivables
Provision at beginning of year	£ 20,385	£ 10,985
Increase in provision recognized in profit or loss during the year	1,711	519
Unused amount reversed - cash received	(2,829)	(81)
Receivables written off during the year as uncollectible	(13,874)	(584)
Receivables offset against contract liabilities - deferred revenue		9,546
Provision at end of year	£ 5,393	£ 20,385